Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended			13 Months Ended	14 Months Ended		15 Months Ended		16 Months Ended	17 Months Ended		18 Months Ended		19 Months Ended	20 Months Ended		21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	110 Months Ended	111 Months Ended	113 Months Ended	114 Months Ended	116 Months Ended	117 Months Ended	119 Months Ended	120 Months Ended
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C000111283
Account Value [Line Items]
Line Graph and Table Measure Name																							Class A
Accumulated Value				$ 9,525																					$ 12,677																$ 14,397								$ 12,864								$ 9,002								$ 20,273								$ 14,076								$ 8,250								$ 9,790								$ 12,094								$ 13,870
C000111284
Account Value [Line Items]
Line Graph and Table Measure Name																							Class C
Accumulated Value				10,000																					13,223																14,923								13,250								9,214								20,610								14,211								8,273								9,758								11,978								13,644
C000111287
Account Value [Line Items]
Line Graph and Table Measure Name																							Class A
Accumulated Value				9,527																					11,871																14,133								15,799								14,219								24,282								18,657								18,210								20,954								21,601								38,517
C000111288
Account Value [Line Items]
Line Graph and Table Measure Name																							Class C
Accumulated Value				10,000																					12,384																14,650								16,273								14,554								24,683								18,837								18,276								20,877								21,389								37,847
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value				10,000																					12,563																14,012								14,659								12,256								21,437								17,821								17,171								19,459								19,629								28,347
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value				10,000																					12,563																14,012								14,659								12,256								21,437								17,821								17,171								19,459								19,629								28,347
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value				10,000																					12,563																14,012								14,659								12,256								21,437								17,821								17,171								19,459								19,629								28,347
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value				10,000																					12,563																14,012								14,659								12,256								21,437								17,821								17,171								19,459								19,629								28,347
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Accumulated Value				10,000																					12,406																14,466								15,465								14,040								23,749								17,469								17,595								19,775								20,253								28,889
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Accumulated Value				10,000																					12,406																14,466								15,465								14,040								23,749								17,469								17,595								19,775								20,253								28,889
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Accumulated Value				10,000																					12,406																14,466								15,465								14,040								23,749								17,469								17,595								19,775								20,253								28,889
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Accumulated Value				10,000																					12,406																14,466								15,465								14,040								23,749								17,469								17,595								19,775								20,253								28,889
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value				25,000					$ 26,401					$ 27,248					$ 27,635						29,882					$ 32,522					$ 34,099				$ 38,247		36,020		$ 34,188		$ 30,160		$ 33,080		34,195		$ 33,420		$ 33,825		$ 34,922		30,551		$ 36,677		$ 37,625		$ 45,231		46,246		$ 45,200		$ 45,442		$ 43,501		38,954		$ 37,026		$ 32,283		$ 38,349		36,849		$ 39,549		$ 35,278		$ 37,300		40,170		$ 41,506		$ 43,432		$ 42,198		42,961		$ 48,005		$ 53,850		$ 58,251		60,867
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value				10,000					10,560					10,899					11,054						11,953					13,009					13,639				15,299		14,408		13,675		12,064		13,232		13,678		13,368		13,530		13,969		12,220		14,671		15,050		18,092		18,499		18,080		18,177		17,401		15,582		14,810		12,913		15,340		14,740		15,820		14,111		14,920		16,068		16,602		17,373		16,879		17,184		19,202		21,540		23,300		24,347
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value	$ 10,000	$ 10,000			$ 10,791	$ 10,350		$ 10,046		$ 10,005	$ 10,055		$ 10,082		$ 10,161	$ 10,237		$ 10,667		$ 11,225	$ 11,439			$ 11,808		$ 12,482	$ 12,832		$ 12,550		$ 12,884	$ 13,881		$ 14,556		$ 12,814	$ 14,504
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,083																10,051								10,582								11,730								11,698								10,703								10,657								10,500								11,343								11,803
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					11,858																13,406								15,106								14,948								22,560								21,857								22,186								27,133								30,227								39,601
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Accumulated Value				10,000																					12,787																13,551								14,101								10,682								17,972								16,163								14,245								16,625								19,607								24,464
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,083																10,051								10,582								11,730								11,698								10,703								10,657								10,500								11,343								11,803
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					11,858																13,406								15,106								14,948								22,560								21,857								22,186								27,133								30,227								39,601
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Accumulated Value				10,000																					12,787																13,551								14,101								10,682								17,972								16,163								14,245								16,625								19,607								24,464
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,083																10,051								10,582								11,730								11,698								10,703								10,657								10,500								11,343								11,803
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					11,858																13,406								15,106								14,948								22,560								21,857								22,186								27,133								30,227								39,601
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Accumulated Value				10,000																					12,787																13,551								14,101								10,682								17,972								16,163								14,245								16,625								19,607								24,464
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,083																10,051								10,582								11,730								11,698								10,703								10,657								10,500								11,343								11,803
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					11,858																13,406								15,106								14,948								22,560								21,857								22,186								27,133								30,227								39,601
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Accumulated Value				10,000																					12,787																13,551								14,101								10,682								17,972								16,163								14,245								16,625								19,607								24,464
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,083																10,051								10,582								11,730								11,698								10,703								10,657								10,500								11,343								11,803
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					11,858																13,406								15,106								14,948								22,560								21,857								22,186								27,133								30,227								39,601
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,083																10,051								10,582								11,730								11,698								10,703								10,657								10,500								11,343								11,803
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					11,858																13,406								15,106								14,948								22,560								21,857								22,186								27,133								30,227								39,601
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,083																10,051								10,582								11,730								11,698								10,703								10,657								10,500								11,343								11,803
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					11,858																13,406								15,106								14,948								22,560								21,857								22,186								27,133								30,227								39,601
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000																					10,083																10,051								10,582								11,730								11,698								10,703								10,657								10,500								11,343								11,803
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000																					11,858																13,406								15,106								14,948								22,560								21,857								22,186								27,133								30,227								39,601
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Morningstar EM Net Return USD Index
Accumulated Value				25,000					26,352					27,234					27,456						29,664					32,162					33,842				38,091		35,770		33,640		29,877		33,120		34,110		33,248		33,776		34,473		29,851		35,324		36,247		43,881		45,209		43,504		43,349		41,723		38,107		35,526		31,113		37,307		35,829		38,948		34,569		37,365		40,017		41,953		43,201		41,957		42,709		48,174		53,880		58,491		61,536
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Morningstar EM Net Return USD Index
Accumulated Value				$ 10,000					$ 10,541					$ 10,893					$ 10,982						$ 11,866					$ 12,865					$ 13,537				$ 15,236		$ 14,308		$ 13,456		$ 11,951		$ 13,248		$ 13,644		$ 13,299		$ 13,510		$ 13,789		$ 11,940		$ 14,130		$ 14,499		$ 17,552		$ 18,084		$ 17,402		$ 17,340		$ 16,689		$ 15,243		$ 14,210		$ 12,445		$ 14,923		$ 14,332		$ 15,579		$ 13,828		$ 14,946		$ 16,007		$ 16,781		$ 17,280		$ 16,783		$ 17,084		$ 19,270		$ 21,552		$ 23,396		$ 24,614
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Morningstar EM Net Return USD Index
Accumulated Value	10,000	10,000			10,617	10,153		9,830		9,784	9,861		9,854		9,899	10,038		10,522		11,131	11,322			11,502		12,192	12,663		12,366		12,697	13,747		14,476		12,646	14,462
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value			$ 25,000				$ 27,258					$ 28,133					$ 28,532					$ 30,853						$ 33,579					$ 35,206					$ 39,489		$ 37,189		$ 35,298		$ 31,140		$ 34,155		$ 35,305		$ 34,505		$ 34,924		$ 36,056		$ 31,543		$ 37,868		$ 38,847		$ 46,699		$ 47,748		$ 46,667		$ 46,918		$ 44,914		$ 40,219		$ 38,228		$ 33,332		$ 39,594		$ 38,046		$ 40,834		$ 36,423		$ 38,512		$ 41,474		$ 42,853		$ 44,842		$ 43,568		$ 44,356		$ 49,564		$ 55,599		$ 60,142		$ 62,843
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Morningstar EM Net Return USD Index
Accumulated Value			25,000				27,393					28,309					28,539					30,835						33,431					35,178					39,595		37,182		34,967		31,056		34,427		35,456		34,561		35,109		35,834		31,029		36,718		37,678		45,613		46,993		45,221		45,060		43,370		39,612		36,928		32,341		38,779		37,244		40,485		35,934		38,839		41,596		43,609		44,906		43,613		44,395		50,075		56,007		60,799		63,964
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value			10,000				10,903					11,253					11,413					12,341						13,431					14,082					15,796		14,876		14,119		12,456		13,662		14,122		13,802		13,970		14,423		12,617		15,147		15,539		18,680		19,099		18,667		18,767		17,966		16,088		15,291		13,333		15,838		15,218		16,333		14,569		15,405		16,590		17,141		17,937		17,427		17,742		19,826		22,239		24,057		25,137
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Morningstar EM Net Return USD Index
Accumulated Value			$ 10,000				$ 10,957					$ 11,323					$ 11,416					$ 12,334						$ 13,373					$ 14,071					$ 15,838		$ 14,873		$ 13,987		$ 12,422		$ 13,771		$ 14,182		$ 13,824		$ 14,044		$ 14,334		$ 12,412		$ 14,687		$ 15,071		$ 18,245		$ 18,797		$ 18,088		$ 18,024		$ 17,348		$ 15,845		$ 14,771		$ 12,937		$ 15,512		$ 14,897		$ 16,194		$ 14,374		$ 15,536		$ 16,638		$ 17,444		$ 17,962		$ 17,445		$ 17,758		$ 20,030		$ 22,403		$ 24,320		$ 25,586
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Accumulated Value	10,000	10,000			10,791	10,350		10,046		10,005	10,055		10,082		10,161	10,237		10,667		11,225	11,439			11,808		12,482	12,832		12,550		12,884	13,881		14,556		12,814	14,504
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																							Morningstar EM Net Return USD Index
Accumulated Value	$ 10,000	$ 10,000			$ 10,617	$ 10,153		$ 9,830		$ 9,784	$ 9,861		$ 9,854		$ 9,899	$ 10,038		$ 10,522		$ 11,131	$ 11,322			$ 11,502		$ 12,192	$ 12,663		$ 12,366		$ 12,697	$ 13,747		$ 14,476		$ 12,646	$ 14,462